PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) as of January 31, 2026
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks 91.9%
Australia 6.6%
ANZ Group Holdings Ltd.	7,101	$180,652
APA Group, UTS	3,131	19,276
Aristocrat Leisure Ltd.	1,323	49,149
ASX Ltd.	463	18,429
BHP Group Ltd.	12,088	416,339
Brambles Ltd.	3,179	49,347
CAR Group Ltd.	883	16,896
Cochlear Ltd.	153	28,518
Coles Group Ltd.	3,132	46,275
Commonwealth Bank of Australia	3,983	412,324
Computershare Ltd.	1,215	27,593
CSL Ltd.	1,155	145,541
Evolution Mining Ltd.	4,738	45,500
Fortescue Ltd.	4,031	58,372
Glencore PLC*	23,924	163,099
Goodman Group, REIT	4,867	103,393
Insurance Australia Group Ltd.	5,519	29,097
Lottery Corp. Ltd. (The)	5,298	18,874
Lynas Rare Earths Ltd.*	2,114	21,280
Macquarie Group Ltd.	862	126,507
Medibank Private Ltd.	6,426	20,619
National Australia Bank Ltd.	7,290	218,987
Northern Star Resources Ltd.	3,235	59,470
Origin Energy Ltd.	4,020	32,969
Pro Medicus Ltd.	135	17,259
Qantas Airways Ltd.	1,765	12,340
QBE Insurance Group Ltd.	3,524	48,299
REA Group Ltd.	124	16,304
Rio Tinto Ltd.	884	92,099
Rio Tinto PLC	2,687	245,147
Santos Ltd.	7,578	36,956
Scentre Group, REIT	12,172	34,495
SGH Ltd.	485	15,543
Sigma Healthcare Ltd.	12,121	25,973
Sonic Healthcare Ltd.	1,096	17,527
South32 Ltd.	10,499	33,260
Stockland, REIT	5,652	21,148
Suncorp Group Ltd.	2,527	29,748
Telstra Group Ltd.	9,270	31,493
Transurban Group, UTS	7,412	71,695
Vicinity Ltd., REIT	9,123	15,564
Washington H Soul Pattinson & Co. Ltd.	798	21,365
Wesfarmers Ltd.	2,701	155,812
Westpac Banking Corp.	8,141	218,741
WiseTech Global Ltd.	471	18,871
Woodside Energy Group Ltd.	4,525	79,896
Woolworths Group Ltd.	2,851	61,184
		3,629,225
Austria 0.3%
Erste Group Bank AG	733	95,297
OMV AG	344	20,436
Raiffeisen Bank International AG	314	15,827
Verbund AG	160	11,740
		143,300

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Belgium 0.8%
Ageas SA/NV	349	$24,790
Anheuser-Busch InBev SA/NV	2,353	169,376
D’ieteren Group	52	11,844
Elia Group SA/NV	102	14,768
Financiere de Tubize SA	48	12,244
Groupe Bruxelles Lambert NV	181	17,127
KBC Group NV	547	77,081
Lotus Bakeries NV	1	11,790
Sofina SA	40	11,656
Syensqo SA	162	13,635
UCB SA	301	91,722
		456,033
Brazil 0.0%
Yara International ASA	387	17,788
Chile 0.1%
Antofagasta PLC	920	45,587
China 0.5%
BOC Hong Kong Holdings Ltd.	8,989	47,336
Prosus NV*	3,114	179,059
SITC International Holdings Co. Ltd.	3,096	11,561
Wharf Holdings Ltd. (The)	2,477	8,009
Wilmar International Ltd.	4,563	12,184
Yangzijiang Shipbuilding Holdings Ltd.	6,200	16,283
		274,432
Denmark 1.8%
Carlsberg A/S (Class B Stock)	220	29,909
Coloplast A/S (Class B Stock)	295	25,147
Danske Bank A/S	1,590	81,007
Demant A/S*	225	7,876
DSV A/S	487	136,937
Genmab A/S*	147	47,890
Novo Nordisk A/S (Class B Stock)	7,665	455,142
Novonesis Novozymes B	841	51,531
Orsted A/S, 144A*	1,233	27,737
Pandora A/S	185	14,974
ROCKWOOL A/S (Class B Stock)	231	7,801
Tryg A/S	785	19,078
Vestas Wind Systems A/S	2,404	72,869
		977,898
Finland 1.0%
Elisa OYJ	339	14,996
Fortum OYJ	1,047	24,733
Kesko OYJ (Class B Stock)	638	16,137
Kone OYJ (Class B Stock)	809	58,139
Metso OYJ	1,548	30,264
Neste OYJ	988	25,238
Nokia OYJ	12,607	81,201
Nordea Bank Abp	7,392	142,816
Orion OYJ (Class B Stock)	255	21,088
Sampo OYJ (Class A Stock)	5,763	64,271
Stora Enso OYJ (Class R Stock)	1,387	15,967

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	1,232	$33,989
Wartsila OYJ Abp	1,174	47,594
		576,433
France 8.1%
Accor SA	458	24,907
Aeroports de Paris SA	83	10,966
Air Liquide SA	1,377	257,860
Airbus SE	1,415	323,964
Alstom SA*	809	25,830
Amundi SA, 144A	145	12,892
AXA SA	4,129	188,279
BioMerieux	97	11,264
BNP Paribas SA	2,393	258,761
Bollore SE	1,522	8,678
Bouygues SA	448	24,216
Bureau Veritas SA	795	25,593
Capgemini SE	368	57,179
Carrefour SA	1,375	22,521
Cie de Saint-Gobain SA	1,069	105,516
Cie Generale des Etablissements Michelin SCA	1,596	59,269
Covivio SA, REIT	121	7,730
Credit Agricole SA	2,540	55,007
Danone SA	1,541	120,753
Dassault Aviation SA	46	17,488
Dassault Systemes SE	1,565	43,045
Edenred SE	571	11,960
Eiffage SA	160	23,729
Engie SA	4,347	129,786
EssilorLuxottica SA	717	219,184
FDJ UNITED	265	7,014
Gecina SA, REIT	110	10,104
Getlink SE	720	14,252
Hermes International SCA	76	182,856
Ipsen SA	90	14,703
Kering SA	178	55,568
Klepierre SA, REIT	502	19,339
Legrand SA	625	99,786
L’Oreal SA	572	262,799
LVMH Moet Hennessy Louis Vuitton SE	596	384,661
Orange SA	4,432	82,391
Pernod Ricard SA	483	43,188
Publicis Groupe SA	545	54,472
Renault SA	449	16,945
Rexel SA	524	21,959
Safran SA	857	306,199
Sartorius Stedim Biotech	72	16,090
Societe Generale SA	1,682	147,393
Sodexo SA	212	10,831
Thales SA	221	67,654
TotalEnergies SE	4,727	343,789
Unibail-Rodamco-Westfield, REIT	284	31,400
Veolia Environnement SA	1,501	56,298
Vinci SA	1,188	170,816
		4,466,884
Germany 8.3%
adidas AG	407	72,163
Allianz SE	920	405,096

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
BASF SE	2,125	$115,205
Bayer AG	2,339	123,714
Bayerische Motoren Werke AG	668	68,791
Beiersdorf AG	227	27,076
Brenntag SE	287	17,461
Commerzbank AG	1,745	71,728
Continental AG	257	20,223
CTS Eventim AG & Co. KGaA	149	12,522
Daimler Truck Holding AG	1,133	54,859
Deutsche Bank AG	4,405	173,826
Deutsche Boerse AG	449	113,698
Deutsche Lufthansa AG	1,401	14,432
Deutsche Post AG	2,285	127,797
Deutsche Telekom AG	8,756	293,836
E.ON SE	5,344	113,346
Evonik Industries AG	610	9,449
Fresenius Medical Care AG	514	23,140
Fresenius SE & Co. KGaA	1,006	56,274
GEA Group AG	342	24,454
Hannover Rueck SE	145	40,999
Heidelberg Materials AG	319	87,365
Henkel AG & Co. KGaA	243	20,059
Hensoldt AG	152	15,100
HOCHTIEF AG	37	15,516
Infineon Technologies AG	3,109	151,976
Knorr-Bremse AG	171	19,910
LEG Immobilien SE	180	13,015
Mercedes-Benz Group AG	1,719	117,484
Merck KGaA	302	44,996
MTU Aero Engines AG	129	57,350
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	311	188,490
Nemetschek SE	138	12,058
Rational AG	14	11,218
Rheinmetall AG	110	233,073
RWE AG	1,505	95,573
SAP SE	2,486	496,624
Scout24 SE, 144A	175	17,423
Siemens AG	1,809	546,916
Siemens Energy AG*	1,845	314,351
Siemens Healthineers AG, 144A	790	39,432
Symrise AG	310	26,098
Talanx AG	151	19,046
Vonovia SE	1,802	52,761
Zalando SE, 144A*	535	15,384
		4,591,307
Hong Kong 1.7%
AIA Group Ltd.	24,552	283,268
Brightoil Petroleum Holdings Ltd.*^	7,000	—
CK Asset Holdings Ltd.	4,711	27,598
CK Infrastructure Holdings Ltd.	1,862	15,293
CLP Holdings Ltd.	4,154	39,266
Futu Holdings Ltd., ADR*	154	25,036
Henderson Land Development Co. Ltd.	4,099	16,304
HKT Trust & HKT Ltd., UTS	9,670	14,492
Hong Kong & China Gas Co. Ltd.	26,372	24,838
Hong Kong Exchanges & Clearing Ltd.	2,826	155,800
Hongkong Land Holdings Ltd.	2,491	21,136
Link REIT, REIT	6,150	28,276

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
MTR Corp. Ltd.	3,906	$17,272
Power Assets Holdings Ltd.	3,658	28,374
Prudential PLC	6,099	100,177
Sino Land Co. Ltd.	8,422	12,674
Sun Hung Kai Properties Ltd.	3,751	60,237
Swire Pacific Ltd. (Class A Stock)	929	8,965
Techtronic Industries Co. Ltd.	3,596	49,091
WH Group Ltd., 144A	19,893	23,476
Wharf Real Estate Investment Co. Ltd.	4,025	13,974
		965,547
Indonesia 0.1%
Jardine Matheson Holdings Ltd.	364	26,527
Ireland 0.4%
AerCap Holdings NV	433	62,205
AIB Group PLC	5,086	56,852
Bank of Ireland Group PLC	2,227	45,247
Kerry Group PLC (Class A Stock)	379	33,690
Kingspan Group PLC	359	31,260
		229,254
Israel 0.9%
Azrieli Group Ltd.	102	13,679
Bank Hapoalim BM	2,977	73,596
Bank Leumi Le-Israel BM	3,545	85,219
Check Point Software Technologies Ltd.*	206	36,979
Elbit Systems Ltd.	67	47,389
ICL Group Ltd.	1,844	10,013
Israel Discount Bank Ltd. (Class A Stock)	2,854	33,624
Mizrahi Tefahot Bank Ltd.	364	28,475
Nice Ltd.*	147	15,549
Nova Ltd.*	69	33,682
Phoenix Financial Ltd.	534	25,919
Teva Pharmaceutical Industries Ltd., ADR*	2,737	93,277
Wix.com Ltd.*	144	12,505
		509,906
Italy 3.0%
Banca Mediolanum SpA	533	12,503
Banca Monte dei Paschi di Siena SpA	4,701	48,767
Banco BPM SpA	2,652	39,752
BPER Banca SpA	3,438	48,419
Coca-Cola HBC AG*	509	27,644
Davide Campari-Milano NV	1,328	9,465
Enel SpA	19,358	213,878
Eni SpA	4,868	99,498
Ferrari NV	300	100,064
FinecoBank Banca Fineco SpA	1,427	37,830
Generali	2,029	82,764
Infrastrutture Wireless Italiane SpA, 144A	604	5,340
Intesa Sanpaolo SpA	33,898	239,977
Leonardo SpA	964	64,421
Moncler SpA	545	31,754
Nexi SpA, 144A	1,067	4,555
Poste Italiane SpA, 144A	1,067	28,103
Prysmian SpA	671	79,475
Recordati Industria Chimica e Farmaceutica SpA	269	14,822

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Ryanair Holdings PLC	2,009	$68,184
Snam SpA	4,705	32,336
Telecom Italia SpA*	26,826	18,197
Terna - Rete Elettrica Nazionale	3,283	35,576
UniCredit SpA	3,337	290,806
Unipol Assicurazioni SpA	837	18,641
		1,652,771
Ivory Coast 0.0%
Endeavour Mining PLC	451	25,670
Japan 20.7%
Advantest Corp.	1,831	302,823
Aeon Co. Ltd.	5,309	72,614
AGC, Inc.	456	16,826
Aisin Corp.	1,158	20,746
Ajinomoto Co., Inc.	2,178	49,826
ANA Holdings, Inc.	351	6,815
Asahi Group Holdings Ltd.	3,550	37,164
Asahi Kasei Corp.	3,030	29,394
Asics Corp.	1,636	39,383
Astellas Pharma, Inc.	4,310	59,952
Bandai Namco Holdings, Inc.	1,405	36,458
Bridgestone Corp.	2,718	61,194
Canon, Inc.	2,071	63,039
Capcom Co. Ltd.	813	20,723
Central Japan Railway Co.	1,844	51,444
Chiba Bank Ltd. (The)	1,344	18,196
Chubu Electric Power Co., Inc.	1,591	23,115
Chugai Pharmaceutical Co. Ltd.	1,609	91,907
Dai Nippon Printing Co. Ltd.	917	16,453
Daifuku Co. Ltd.	762	27,335
Dai-ichi Life Holdings, Inc.	8,374	73,642
Daiichi Sankyo Co. Ltd.	4,292	78,628
Daikin Industries Ltd.	642	76,931
Daito Trust Construction Co. Ltd.	690	14,005
Daiwa House Industry Co. Ltd.	1,350	46,000
Daiwa Securities Group, Inc.	3,116	30,364
Denso Corp.	4,159	57,705
Disco Corp.	227	96,759
East Japan Railway Co.	2,304	57,840
Ebara Corp.	1,080	32,697
Eisai Co. Ltd.	616	17,174
ENEOS Holdings, Inc.	6,471	54,692
FANUC Corp.	2,222	89,224
Fast Retailing Co. Ltd.	458	174,742
Fuji Electric Co. Ltd.	350	24,931
FUJIFILM Holdings Corp.	2,673	53,394
Fujikura Ltd.	610	76,669
Fujitsu Ltd.	4,192	116,478
Hankyu Hanshin Holdings, Inc.	569	15,888
Hikari Tsushin, Inc.	45	12,428
Hitachi Ltd.	10,913	378,683
Honda Motor Co. Ltd.	8,801	88,516
Hoya Corp.	821	137,728
Hulic Co. Ltd.	1,022	12,179
Idemitsu Kosan Co. Ltd.	1,753	14,875
IHI Corp.	2,460	56,915
Inpex Corp.	2,123	47,564

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Isuzu Motors Ltd.	1,248	$20,105
ITOCHU Corp.	14,150	181,156
Japan Airlines Co. Ltd.	345	6,519
Japan Exchange Group, Inc.	2,317	25,284
Japan Post Bank Co. Ltd.	4,258	75,654
Japan Post Holdings Co. Ltd.	4,170	50,177
Japan Post Insurance Co. Ltd.	423	13,101
Japan Tobacco, Inc.	2,859	103,329
JFE Holdings, Inc.	1,345	18,108
JX Advanced Metals Corp.	1,300	21,036
Kajima Corp.	987	40,265
Kansai Electric Power Co., Inc. (The)	2,219	35,404
Kao Corp.	1,089	43,563
Kawasaki Heavy Industries Ltd.	360	30,051
Kawasaki Kisen Kaisha Ltd.	846	12,225
KDDI Corp.	6,982	117,884
Keyence Corp.	464	170,223
Kikkoman Corp.	1,584	14,328
Kioxia Holdings Corp.*	440	60,186
Kirin Holdings Co. Ltd.	1,820	28,296
Kobe Bussan Co. Ltd.	332	8,114
Komatsu Ltd.	2,269	86,846
Konami Group Corp.	258	37,674
Kubota Corp.	2,285	35,010
Kyocera Corp.	2,997	44,963
Kyowa Kirin Co. Ltd.	510	8,279
Lasertec Corp.	210	48,245
LY Corp.	6,562	16,801
M3, Inc.	1,030	12,709
Makita Corp.	526	18,276
Marubeni Corp.	3,366	111,577
MatsukiyoCocokara & Co.	774	12,393
MINEBEA MITSUMI, Inc.	865	17,678
Mitsubishi Chemical Group Corp.	3,049	20,130
Mitsubishi Corp.	7,680	204,030
Mitsubishi Electric Corp.	4,528	141,554
Mitsubishi Estate Co. Ltd.	2,540	64,734
Mitsubishi HC Capital, Inc.	2,058	17,960
Mitsubishi Heavy Industries Ltd.	7,634	224,775
Mitsubishi UFJ Financial Group, Inc.	27,286	494,160
Mitsui & Co. Ltd.	5,884	192,201
Mitsui Fudosan Co. Ltd.	6,298	72,219
Mitsui OSK Lines Ltd.	810	25,389
Mizuho Financial Group, Inc.	5,931	257,512
MonotaRO Co. Ltd.	600	8,093
MS&AD Insurance Group Holdings, Inc.	3,065	78,089
Murata Manufacturing Co. Ltd.	3,980	80,856
NEC Corp.	3,090	104,750
Nexon Co. Ltd.	866	20,718
NIDEC Corp.	1,955	27,966
Nintendo Co. Ltd.	2,630	162,864
Nippon Building Fund, Inc., REIT	20	18,552
Nippon Paint Holdings Co. Ltd.	2,221	14,747
Nippon Sanso Holdings Corp.	427	12,957
Nippon Steel Corp.	11,285	47,025
Nippon Yusen KK	963	31,649
Nissan Motor Co. Ltd.*	5,309	12,940
Nitori Holdings Co. Ltd.	940	16,068
Nitto Denko Corp.	1,588	35,291
Nomura Holdings, Inc.	7,162	64,904

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nomura Research Institute Ltd.	882	$26,831
NTT, Inc.	71,127	71,474
Obayashi Corp.	1,491	33,657
Obic Co. Ltd.	764	21,235
Olympus Corp.	2,658	31,749
Oracle Corp.	73	4,940
Oriental Land Co. Ltd.	2,584	45,237
ORIX Corp.	2,777	84,630
Osaka Gas Co. Ltd.	840	31,536
Otsuka Corp.	563	11,162
Otsuka Holdings Co. Ltd.	1,015	60,766
Pan Pacific International Holdings Corp.	4,450	26,346
Panasonic Holdings Corp.	5,559	76,218
Rakuten Group, Inc.*	3,546	21,261
Recruit Holdings Co. Ltd.	3,359	176,931
Renesas Electronics Corp.*	4,231	70,342
Resona Holdings, Inc.	4,852	56,575
Ryohin Keikaku Co. Ltd.	1,180	23,535
Sanrio Co. Ltd.	420	12,994
SBI Holdings, Inc.	1,316	29,760
SCREEN Holdings Co. Ltd.	207	26,362
Secom Co. Ltd.	929	34,033
Seibu Holdings, Inc.	490	12,983
Sekisui Chemical Co. Ltd.	885	15,653
Sekisui House Ltd.	1,399	31,179
Seven & i Holdings Co. Ltd.	4,960	71,030
SG Holdings Co. Ltd.	670	6,451
Shimadzu Corp.	555	15,042
Shimano, Inc.	187	21,316
Shin-Etsu Chemical Co. Ltd.	4,022	132,262
Shionogi & Co. Ltd.	1,773	36,505
Shiseido Co. Ltd.	958	16,362
SMC Corp.	143	55,594
SoftBank Corp.	68,358	92,916
SoftBank Group Corp.	9,106	248,661
Sompo Holdings, Inc.	2,122	73,176
Sony Financial Group, Inc.*	14,472	14,566
Sony Group Corp.	14,642	322,825
Subaru Corp.	1,372	29,454
Sumitomo Corp.	2,597	105,462
Sumitomo Electric Industries Ltd.	1,708	74,775
Sumitomo Metal Mining Co. Ltd.	584	33,001
Sumitomo Mitsui Financial Group, Inc.	8,722	306,931
Sumitomo Mitsui Trust Group, Inc.	1,530	51,100
Sumitomo Realty & Development Co. Ltd.	1,450	40,378
Suntory Beverage & Food Ltd.	343	10,866
Suzuki Motor Corp.	3,745	51,063
Sysmex Corp.	1,200	11,355
T&D Holdings, Inc.	1,082	26,724
Taisei Corp.	363	36,209
Takeda Pharmaceutical Co. Ltd.	3,787	128,908
TDK Corp.	4,631	59,755
Terumo Corp.	3,113	40,722
TIS, Inc.	504	14,666
Toho Co. Ltd.	260	13,234
Tokio Marine Holdings, Inc.	4,373	162,993
Tokyo Electron Ltd.	1,072	285,644
Tokyo Gas Co. Ltd.	738	32,742
Tokyo Metro Co. Ltd.	640	6,834
Tokyu Corp.	1,172	13,232

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
TOPPAN Holdings, Inc.	567	$17,515
Toray Industries, Inc.	3,243	23,921
Toyota Industries Corp.	388	49,647
Toyota Motor Corp.	22,562	511,379
Toyota Tsusho Corp.	1,659	60,420
Trend Micro, Inc.*	312	12,239
Tsuruha Holdings, Inc.	630	10,039
Unicharm Corp.	2,666	16,183
West Japan Railway Co.	961	19,638
Yamaha Motor Co. Ltd.	2,137	16,138
Yokogawa Electric Corp.	536	17,870
Yokohama Financial Group, Inc.	2,408	21,931
Zensho Holdings Co. Ltd.	248	13,441
ZOZO, Inc.	1,042	8,606
		11,438,760
Luxembourg 0.2%
ArcelorMittal SA	1,117	60,662
CVC Capital Partners PLC, 144A	477	8,475
Eurofins Scientific SE	277	22,407
		91,544
Macau 0.1%
Galaxy Entertainment Group Ltd.	4,954	25,170
Sands China Ltd.	5,850	12,696
		37,866
Mexico 0.0%
Fresnillo PLC	516	25,411
Netherlands 4.6%
ABN AMRO Bank NV, 144A, CVA	1,361	50,144
Adyen NV, 144A*	61	90,453
Akzo Nobel NV	399	27,953
Argenx SE*	147	123,623
ASM International NV	112	94,061
ASML Holding NV	924	1,324,929
ASR Nederland NV	366	26,583
BE Semiconductor Industries NV	171	33,284
Euronext NV, 144A	178	24,930
EXOR NV	219	17,981
Heineken Holding NV	303	22,522
Heineken NV	686	56,629
IMCD NV	141	13,180
ING Groep NV	7,192	212,099
JDE Peet’s NV	374	14,080
Koninklijke Ahold Delhaize NV	2,135	83,479
Koninklijke KPN NV	9,074	44,440
Koninklijke Philips NV	1,798	51,631
Magnum Ice Cream Co. NV (The)*	1,166	20,723
Nebius Group NV*	510	43,447
NN Group NV	642	50,889
Randstad NV	259	9,269
Universal Music Group NV	2,620	64,236
Wolters Kluwer NV	554	52,022
		2,552,587

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
New Zealand 0.2%
Auckland International Airport Ltd.	3,955	$19,708
Contact Energy Ltd.	2,011	11,334
Fisher & Paykel Healthcare Corp. Ltd.	1,371	32,028
Infratil Ltd.	2,060	13,704
Meridian Energy Ltd.	2,916	9,892
Xero Ltd.*	386	25,156
		111,822
Norway 0.5%
Aker BP ASA	738	21,725
DNB Bank ASA	2,110	60,501
Equinor ASA	1,790	48,112
Gjensidige Forsikring ASA	476	13,548
Kongsberg Gruppen ASA	1,027	35,279
Mowi ASA	1,086	25,035
Norsk Hydro ASA	3,232	28,693
Orkla ASA	1,636	19,466
Salmar ASA	150	8,936
Telenor ASA	1,437	24,217
		285,512
Poland 0.0%
InPost SA*	595	9,326
Portugal 0.2%
Banco Comercial Portugues SA (Class R Stock)	17,633	19,086
EDP SA	7,322	37,441
Galp Energia SGPS SA	974	19,380
Jeronimo Martins SGPS SA	661	15,587
		91,494
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.6%
CapitaLand Ascendas REIT, REIT	9,223	20,640
CapitaLand Integrated Commercial Trust, REIT	14,235	26,725
CapitaLand Investment Ltd.	5,478	13,263
DBS Group Holdings Ltd.	5,135	238,687
Grab Holdings Ltd. (Class A Stock)*	5,539	23,818
Keppel Ltd.	3,658	31,469
Oversea-Chinese Banking Corp. Ltd.	8,153	136,070
Sea Ltd., ADR*	925	107,753
Sembcorp Industries Ltd.	2,158	10,226
Singapore Airlines Ltd.	3,396	16,953
Singapore Exchange Ltd.	2,058	28,516
Singapore Technologies Engineering Ltd.	3,868	29,735
Singapore Telecommunications Ltd.	17,701	63,877
STMicroelectronics NV	1,580	44,616
United Overseas Bank Ltd.	3,060	92,226
		884,574
South Africa 0.2%
Anglo American PLC	2,664	123,524

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
South Korea 0.0%
Delivery Hero SE, 144A*	428	$11,937
Spain 3.5%
Acciona SA	58	12,465
ACS Actividades de Construccion y Servicios SA	412	46,225
Aena SME SA, 144A	1,750	54,351
Amadeus IT Group SA	1,073	71,941
Banco Bilbao Vizcaya Argentaria SA	13,717	348,188
Banco de Sabadell SA	11,722	45,983
Banco Santander SA	35,427	452,334
Bankinter SA	1,573	26,851
CaixaBank SA	9,275	122,432
Cellnex Telecom SA, 144A	1,154	35,694
EDP Renovaveis SA	751	11,409
Endesa SA	741	27,308
Grifols SA	710	9,084
Iberdrola SA	15,081	339,062
Industria de Diseno Textil SA	2,597	168,987
Mapfre SA	2,199	10,062
Naturgy Energy Group SA	577	18,111
Redeia Corp. SA	966	16,694
Repsol SA	2,686	52,917
Telefonica SA	8,600	34,815
		1,904,913
Sweden 3.1%
AddTech AB (Class B Stock)	607	19,709
Alfa Laval AB	675	39,098
Assa Abloy AB (Class B Stock)	2,386	96,475
Atlas Copco AB (Class A Stock)	6,393	131,838
Atlas Copco AB (Class B Stock)	3,715	66,824
Beijer Ref AB	955	13,594
Boliden AB*	664	46,498
Epiroc AB (Class A Stock)	1,538	43,115
Epiroc AB (Class B Stock)	910	22,693
EQT AB	1,153	43,763
Essity AB (Class B Stock)	1,407	41,659
Evolution AB, 144A	310	20,138
Fastighets AB Balder (Class B Stock)*	1,604	12,098
H & M Hennes & Mauritz AB (Class B Stock)	1,152	23,069
Hexagon AB (Class B Stock)	4,942	55,721
Holmen AB (Class B Stock)	157	5,885
Industrivarden AB (Class A Stock)	268	13,397
Industrivarden AB (Class C Stock)	372	18,624
Indutrade AB	651	15,283
Investment AB Latour (Class B Stock)	339	8,442
Investor AB (Class B Stock)	4,337	167,233
L E Lundbergforetagen AB (Class B Stock)	181	10,782
Lifco AB (Class B Stock)	544	18,693
Nibe Industrier AB (Class B Stock)	3,607	13,818
Saab AB (Class B Stock)	748	58,361
Sagax AB (Class B Stock)	524	11,555
Sandvik AB	2,538	100,216
Securitas AB (Class B Stock)	1,148	18,984
Skandinaviska Enskilda Banken AB (Class A Stock)	3,604	77,466
Skanska AB (Class B Stock)	794	24,115
SKF AB (Class B Stock)	796	20,813
Svenska Cellulosa AB SCA (Class B Stock)	1,418	17,755
Svenska Handelsbanken AB (Class A Stock)	3,473	54,752

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Swedbank AB (Class A Stock)	2,021	$78,577
Swedish Orphan Biovitrum AB*	459	17,431
Tele2 AB (Class B Stock)	1,245	22,906
Telefonaktiebolaget LM Ericsson (Class B Stock)	6,661	72,140
Telia Co. AB	5,505	25,149
Trelleborg AB (Class B Stock)	474	19,181
Volvo AB (Class B Stock)	3,782	137,428
		1,705,278
Switzerland 4.4%
ABB Ltd.	3,731	321,232
Avolta AG*	210	12,857
Banque Cantonale Vaudoise	72	9,744
Barry Callebaut AG	9	15,876
Belimo Holding AG	25	27,345
BKW AG	50	9,453
Chocoladefabriken Lindt & Spruengli AG	5	71,857
Cie Financiere Richemont SA (Class A Stock)	1,280	248,461
DSM-Firmenich AG	403	31,778
EMS-Chemie Holding AG	17	13,217
Galderma Group AG	369	68,781
Geberit AG	80	61,087
Givaudan SA	22	85,041
Helvetia Baloise Holding AG	190	48,188
Julius Baer Group Ltd.	481	40,178
Kuehne + Nagel International AG	113	26,167
Logitech International SA	357	30,756
Lonza Group AG	168	114,148
Partners Group Holding AG	55	74,995
Sandoz Group AG	995	78,830
Schindler Holding AG	55	20,228
Schindler Holding AG (Part. Cert.)	95	36,655
SGS SA	396	47,662
Sika AG	363	69,656
Sonova Holding AG	119	32,568
Straumann Holding AG	261	31,390
Swatch Group AG (The) (Bearer Shares)	69	16,280
Swiss Life Holding AG	68	74,566
Swiss Prime Site AG	188	32,005
Swisscom AG	63	51,728
UBS Group AG	7,556	357,515
VAT Group AG, 144A	66	42,680
Zurich Insurance Group AG	349	248,286
		2,451,210
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.4%
3i Group PLC	2,365	108,646
Admiral Group PLC	608	22,881
Ashtead Group PLC	1,004	64,637
Associated British Foods PLC	767	20,045
AstraZeneca PLC	3,691	687,685
Autotrader Group PLC, 144A	2,060	15,185
Aviva PLC	7,276	63,431
BAE Systems PLC	7,152	194,155
Barclays PLC	33,232	221,793

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Barratt Redrow PLC	3,237	$17,236
British American Tobacco PLC	5,203	314,332
BT Group PLC	13,954	36,678
Bunzl PLC	758	21,257
Centrica PLC	11,014	28,840
CK Hutchison Holdings Ltd.	6,445	51,968
Coca-Cola Europacific Partners PLC	495	45,392
Compass Group PLC	4,040	121,141
DCC PLC	214	13,565
Diageo PLC	5,299	121,932
Entain PLC	1,447	12,005
Halma PLC	886	43,032
Hikma Pharmaceuticals PLC	352	7,384
HSBC Holdings PLC	40,971	722,766
Imperial Brands PLC	1,822	76,739
Informa PLC	3,020	36,445
InterContinental Hotels Group PLC	346	46,745
International Consolidated Airlines Group SA	2,685	15,401
Intertek Group PLC	368	22,576
J Sainsbury PLC	4,091	17,926
JD Sports Fashion PLC	5,346	5,983
Kingfisher PLC	3,936	18,139
Land Securities Group PLC, REIT	1,652	14,745
Legal & General Group PLC	13,294	48,268
Lloyds Banking Group PLC	140,901	210,394
London Stock Exchange Group PLC	1,112	124,035
M&G PLC	5,331	22,599
Marks & Spencer Group PLC	4,800	24,073
Melrose Industries PLC	3,004	25,828
National Grid PLC	11,809	200,630
NatWest Group PLC	19,124	174,311
Next PLC	278	50,473
Pearson PLC	1,372	18,046
Phoenix Group Holdings PLC	1,673	16,957
Reckitt Benckiser Group PLC	1,607	134,070
RELX PLC	4,344	154,004
Rentokil Initial PLC	5,894	36,583
Rolls-Royce Holdings PLC	20,031	334,858
Sage Group PLC (The)	2,248	29,478
Schroders PLC	1,663	10,300
Segro PLC, REIT	3,001	31,266
Severn Trent PLC	633	25,425
Smith & Nephew PLC	1,881	32,058
Smiths Group PLC	762	26,168
Spirax Group PLC	176	17,537
SSE PLC	2,870	95,391
Standard Chartered PLC	4,632	118,516
Tesco PLC	15,471	90,023
Unilever PLC	5,188	352,937
United Utilities Group PLC	1,591	27,247
Vodafone Group PLC	45,580	67,127
Whitbread PLC	412	15,379
Wise PLC (Class A Stock)*	1,555	20,056
		5,744,722
United States 8.6%
Aegon Ltd.	3,085	24,231
Alcon AG	1,190	96,321
AP Moller - Maersk A/S (Class A Stock)	7	17,165

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
AP Moller - Maersk A/S (Class B Stock)	10	$24,727
BP PLC	37,445	237,422
Buzzi SpA	184	10,474
CyberArk Software Ltd.*	123	52,992
Experian PLC	2,184	82,718
Ferrovial SE	1,223	82,608
GSK PLC	9,674	250,186
Haleon PLC	21,197	110,858
Holcim AG*	1,215	125,229
Monday.com Ltd.*	114	13,082
Nestle SA	6,133	585,251
Novartis AG	4,525	671,373
QIAGEN NV	480	25,449
Roche Holding AG	1,673	760,780
Roche Holding AG (Bearer Shares)	78	36,046
Sanofi SA	2,630	248,071
Schneider Electric SE	1,305	374,146
Shell PLC	13,786	529,927
Spotify Technology SA*	370	185,130
Stellantis NV	4,799	47,090
Swiss Re AG	712	113,766
Tenaris SA	876	19,459
		4,724,501

Total Common Stocks (cost $25,822,178)		50,783,543
Preferred Stocks 0.3%
Germany
Bayerische Motoren Werke AG (PRFC)	131	13,512
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	272	13,236
Henkel AG & Co. KGaA (PRFC)	375	32,944
Porsche Automobil Holding SE (PRFC)	365	15,617
Sartorius AG (PRFC)	63	17,608
Volkswagen AG (PRFC)	491	59,561

Total Preferred Stocks (cost $147,650)		152,478

Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/09/26 (cost $221)	412	227

	Shares
Unaffiliated Exchange-Traded Fund 3.9%
United States
iShares MSCI EAFE ETF(a) (cost $1,923,331)	21,200	2,135,688

Total Long-Term Investments (cost $27,893,380)		53,071,936

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Description		Shares	Value

Short-Term Investments 3.6%
Affiliated Mutual Funds 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	1,754,377	$1,754,377
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $65,188; includes $62,250 of cash collateral for securities on loan)(b)(wb)	65,227	65,188

Total Affiliated Mutual Funds (cost $1,819,565)			1,819,565

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $189,397)	3.592%	03/05/26	190	189,410

Total Short-Term Investments (cost $2,008,962)				2,008,975

TOTAL INVESTMENTS 99.7% (cost $29,902,342)				55,080,911
Other assets in excess of liabilities(z) 0.3%				160,960

Net Assets 100.0%				$55,241,871

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $60,444; cash collateral of $62,250 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	Euro STOXX 50 Index	Mar. 2026	$211,621	$6,201
1	FTSE 100 Index	Mar. 2026	139,428	5,383

PGIM Quant Solutions International Developed Markets Index Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments (unaudited) (continued)
as of January 31, 2026
Futures contracts outstanding at January 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
13	Mini MSCI EAFE Index	Mar. 2026	$1,973,920	$66,510
1	TOPIX Index	Mar. 2026	231,132	12,954
				$91,048
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).